Investments in associates and joint ventures (Details)	12 Months Ended
	Jun. 30, 2023 ARS ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 ARS ($)	Jun. 30, 2022 USD ($)
Significant judgments key assumptions and estimates
Beginning of the year	$ 38,611,000,000		$ 45,904,000,000
Share capital increase and contributions (Note 32)		$ 55	3,307
Share of profit/ (loss)	1,580,000,000		(420,000,000)
Other comprehensive income/ (loss)	50		(1,393,000,000)
Dividends (Note 32)	(638,000,000)		(7,923,000,000)
Participation in other changes in equity of associates and joint ventures		0		$ (608)
Reclassification to financial instruments		0		$ (319)
Others	$ 21,000,000		63,000,000
End of the year (ii)		$ 39,679,000,000	$ 38,611